Unaudited Condensed Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
General and administrative expenses	$ 3,910	$ 483,010	$ 2,334,452	$ 213,673
Administrative expenses - related party		45,000	90,000	60,000
Franchise tax expense	14,297	46,668	96,763	114,023
Loss from operations	(18,207)	(574,678)	(2,521,215)	(387,696)
Other (expense) income:
Change in fair value of derivative warrant liabilities		(1,700,000)	(20,620,000)	(15,340,000)
Net gain (loss) from investments held in Trust Account		(2,446)	22,458	67,571
Net loss	$ (18,207)	$ (2,277,124)	$ (23,118,757)	$ (16,134,515)
Class A Common Stock
Other (expense) income:
Weighted average shares outstanding common stock (in Shares)	20,000,000	20,000,000	20,000,000	20,000,000
Basic and diluted net income loss per share (in Dollars per share)		$ 0.00	$ 0.00
Class B Common Stock
Other (expense) income:
Weighted average shares outstanding common stock (in Shares)	5,000,000 [1]	5,000,000 [1]	5,000,000 [1]	5,000,000
Basic and diluted net income loss per share (in Dollars per share)		$ (0.45)	$ (4.62)	$ (3.23)

[1]	This number excludes an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The over-allotment expired unexercised on October 5, 2020 resulting in the forfeiture of 750,000 Founder Shares.